Share Capital - Disclosure of Restricted Shares and Share Purchase Warrant Activities (Details)	12 Months Ended
	Dec. 31, 2020 Share USD ($) $ / shares shares	Dec. 31, 2019 Share USD ($) $ / shares shares
Restricted Share Unit [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period	464,886	334,791
Granted	918,252	172,587
Vested	(221,979)	(104,937)
Forfeited	(10,099)	0
Anti-dilution adjustment	0	62,445
Rounding due to share consolidation | shares	(25)	0
Outstanding - end of period	1,151,035	464,886
Warrants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding - beginning of period | $	3,137,918	2,718,971
Granted | $	0	645,800
Expired | $	0	(645,800)
Anti-dilution adjustment | $		418,947
Outstanding - end of period | $	3,137,918	3,137,918
Weighted average exercise price outstanding - beginning of period | $ / shares	$ 8.04	$ 9.49
Granted | $ / shares	0	7.37
Expired | $ / shares	0	8.23
Anti-dilution adjustment | $ / shares		(1.20)
Weighted average exercise price outstanding - end of period | $ / shares	$ 8.04	$ 8.04